Other information - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other information
Consideration transferred, acquisition-date fair value	€ 5	€ 148
Net effect of disposals	219	2,722	€ 523
Cash and cash equivalents divested	24	286	9
Fair value of share capital held after the sale of control		3,498
Fair valuation of business combination		889
Reclassification of foreign currency translation differences among other items of comprehensive income	(24)	113
Selling price	€ 211	239	€ 2,671
MET holding
Other information
Cash and cash equivalents divested		13
Selling price		€ 145
Var Energi AS
Other information
Proportion of ownership interest in joint venture	69.60%	69.60%
Eni Norge AS
Other information
Net effect of disposals		€ 2,486
Cash and cash equivalents divested		258
Fair value of share capital held after the sale of control		3,498
Fair valuation of business combination		889
Reclassification of foreign currency translation differences among other items of comprehensive income		€ 123
Tigaz Zrt | MET holding
Other information
Percentage of ownership interest divested		98.99%
Tigaz DSO | MET holding
Other information
Percentage of ownership interest divested		100.00%
Lasmo sanga sanga
Other information
Percentage of ownership interest divested		26.25%
Selling price		€ 33
Eni Croatia BV
Other information
Cash and cash equivalents divested		€ 15
Percentage of ownership interest divested		100.00%
Selling price		€ 20
Eni Trinidad and Tobago Ltd
Other information
Percentage of ownership interest divested		100.00%
Selling price		€ 10
Agip Oil Ecuador BV
Other information
Percentage of ownership interest divested	100.00%
SEA SpA
Other information
Percentage of voting equity interests acquired	60.00%
Petroven Srl
Other information
Percentage of voting equity interests acquired	32.00%
Mossi Ghisolfi Group
Other information
Consideration transferred, acquisition-date fair value		75
Gas Distribution Company of Thessaloniki Thessaly SA
Other information
Consideration transferred, acquisition-date fair value		€ 24
Percentage of voting equity interests acquired		51.00%
Cash and cash equivalents in subsidiary or businesses acquired or disposed		€ 28
Mestni Plinovodi distribucija plina doo
Other information
Consideration transferred, acquisition-date fair value		15
Cash and cash equivalents in subsidiary or businesses acquired or disposed		€ 1